Financial risk management - Schedule of Deposits Held which Derive Interest Revenue Together with the Maximum and Minimum Interest Rates Being Earned (Details) - Interest Rate Risk
$ in Thousands, $ in Thousands
	6 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rate increase or decrease	0.00%	0.00%	0.03%	0.03%
USD
Disclosure of Financial Risk Management [Line Items]
Funds invested	$ 47,519		$ 49,383
Rate increase on funds invested	19		15
Rate decrease on funds invested	$ (19)		$ (15)
Effect on profit from change in interest rate increase or decrease	10.00%	10.00%	10.00%	10.00%
USD | Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.40%	0.40%	0.00%	0.00%
Rate increase	0.44%	0.44%	0.03%	0.03%
Rate decrease	0.36%	0.36%	0.03%	0.03%
USD | Top of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.40%	0.40%	0.00%	0.00%
Rate increase	0.44%	0.44%	0.03%	0.03%
Rate decrease	0.36%	0.36%	0.03%	0.03%
AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested		$ 600		$ 600
Rate increase on funds invested		2		1
Rate decrease on funds invested		$ (2)		$ (1)
Effect on profit from change in interest rate increase or decrease	10.00%	10.00%	10.00%	10.00%
AUD | Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	3.62%	3.62%	1.50%	1.50%
Rate increase	3.98%	3.98%	1.65%	1.65%
Rate decrease	3.26%	3.26%	1.35%	1.35%
AUD | Top of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	3.62%	3.62%	1.50%	1.50%
Rate increase	3.98%	3.98%	1.65%	1.65%
Rate decrease	3.26%	3.26%	1.35%	1.35%